Earnings Per Common Share (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Earnings Per Share Disclosure [Line Items]
Weighted Average Number of Limited Partnership and General Partnership Unit Outstanding, Basic and Diluted	41,514	39,133
Income (Loss) from Discontinued Operations, Net of Tax, Attributable to Noncontrolling Interest	$ 0	$ (65)
Income (Loss) from Continuing Operations Attributable to Noncontrolling Interest	159	83
Calculation of Earnings per Share - basic
Net income available for common shareholders	19,559	22,336
Earnings Per Share, Basic	$ 0.47	$ 0.57
Income from continuing operations available for common unitholders	$ 0.47	$ 0.32
Income (Loss) from Discontinued Operations, Net of Tax, Per Diluted Share	$ 0.00	$ 0.25
Calculation of Earnings per Share - diluted
Net income available for common shareholders	19,559	22,336
Net income attributable to noncontrolling interests	159	148
Net Income Attributable to Common Shareholders, Adjusted	19,559	12,542
Income from Discontinued Operations, Adjusted	$ 0	$ 9,794